Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
UBS Asset Growth Fund | Class A
Risk/Return:
Trading Symbol	BGFAX
UBS Asset Growth Fund | Class C
Risk/Return:
Trading Symbol	BGFCX
UBS Asset Growth Fund | Class P
Risk/Return:
Trading Symbol	BGFYX
UBS DYNAMIC ALPHA FUND | CLASS A
Risk/Return:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | CLASS C
Risk/Return:
Trading Symbol	BNACX
UBS DYNAMIC ALPHA FUND | CLASS P
Risk/Return:
Trading Symbol	BNAYX
UBS GLOBAL ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	BNPCX
UBS GLOBAL ALLOCATION FUND | CLASS P
Risk/Return:
Trading Symbol	BPGLX
UBS Multi-Asset Income Fund | Class A
Risk/Return:
Trading Symbol	MAIAX
UBS Multi-Asset Income Fund | Class C
Risk/Return:
Trading Symbol	MAIDX
UBS Multi-Asset Income Fund | Class P
Risk/Return:
Trading Symbol	MAIYX
UBS Equity Long-Short Multi-Strategy Fund | CLASS A
Risk/Return:
Trading Symbol	BMNAX
UBS Equity Long-Short Multi-Strategy Fund | CLASS C
Risk/Return:
Trading Symbol	BMNCX
UBS Equity Long-Short Multi-Strategy Fund | CLASS P
Risk/Return:
Trading Symbol	BMNYX
UBS Global Sustainable Equity Fund | CLASS A
Risk/Return:
Trading Symbol	BNIEX
UBS Global Sustainable Equity Fund | CLASS C
Risk/Return:
Trading Symbol	BNICX
UBS Global Sustainable Equity Fund | CLASS P
Risk/Return:
Trading Symbol	BNUEX
UBS U.S. Defensive Equity Fund | Class A
Risk/Return:
Trading Symbol	BEAAX
UBS U.S. Defensive Equity Fund | Class C
Risk/Return:
Trading Symbol	BEACX
UBS U.S. Defensive Equity Fund | Class P
Risk/Return:
Trading Symbol	BEAYX
UBS U.S. EQUITY OPPORTUNITY FUND | CLASS A
Risk/Return:
Trading Symbol	BNVAX
UBS U.S. EQUITY OPPORTUNITY FUND | CLASS C
Risk/Return:
Trading Symbol	BNVCX
UBS U.S. EQUITY OPPORTUNITY FUND | CLASS P
Risk/Return:
Trading Symbol	BUSVX
UBS U.S. Large Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	BNEQX
UBS U.S. Large Cap Equity Fund | CLASS C
Risk/Return:
Trading Symbol	BNQCX
UBS U.S. Large Cap Equity Fund | CLASS P
Risk/Return:
Trading Symbol	BPEQX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	BNMCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Risk/Return:
Trading Symbol	BISCX
UBS CORE PLUS BOND FUND | CLASS A
Risk/Return:
Trading Symbol	BNBDX
UBS CORE PLUS BOND FUND | CLASS C
Risk/Return:
Trading Symbol	BNOCX
UBS CORE PLUS BOND FUND | CLASS P
Risk/Return:
Trading Symbol	BPBDX
UBS EMERGING MARKETS DEBT FUND | CLASS A
Risk/Return:
Trading Symbol	EMFAX
UBS EMERGING MARKETS DEBT FUND | CLASS C
Risk/Return:
Trading Symbol	EMFCX
UBS EMERGING MARKETS DEBT FUND | CLASS P
Risk/Return:
Trading Symbol	EMFYX
UBS Fixed Income Opportunities Fund | CLASS A
Risk/Return:
Trading Symbol	FNOAX
UBS Fixed Income Opportunities Fund | CLASS C
Risk/Return:
Trading Symbol	FNOCX
UBS Fixed Income Opportunities Fund | CLASS P
Risk/Return:
Trading Symbol	FNOYX
UBS Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	UMBAX
UBS Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	UMBCX
UBS Municipal Bond Fund | Class P
Risk/Return:
Trading Symbol	UMBPX